Schedule of trade and other receivables (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Trade and other receivables [abstract]
Trade receivables (net of allowance)		₨ 4,508,552	₨ 2,817,604
Receivables from joint venture			530
Refund and other receivable (net of allowance)		128,691	52,478
Total		4,637,243	2,870,612
Contract Assets			190,598	₨ 11
Total	$ 55,642	₨ 4,637,243	₨ 3,061,210